Trade and Other Receivables	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Trade and Other Receivables

17.  Trade and Other Receivables

	2021 $m	2020 $m
Current
Trade receivables	3,586	3,209
Construction contract assets (i)	565	499
Total trade receivables and construction contract assets, gross	4,151	3,708
Loss allowance	(131)	(140)
Total trade receivables and construction contract assets, net	4,020	3,568
Amounts receivable from equity accounted investments	31	32
Prepayments	251	221
Other receivables	267	265
Total	4,569	4,086

Non-current
Other receivables	239	325

(i)
Includes unbilled revenue and retentions held by customers in respect of construction contracts at the balance sheet date amounting to $361 million and $204 million respectively (2020: $297 million and $202 million respectively). The movements in these balances during the year was as follows:

	Unbilled revenue		Retentions
	2021 $m	2020 $m	2021 $m	2020 $m
At 1 January	297	278	202	206
Translation adjustment	(4)	7	(1)	3
Additional contract balances recognised	318	238	130	130
Invoiced in the period	(239)	(226)	-	-
Received from customers	-	-	(125)	(137)
Written off during the year	(11)	-	-	-
Disposals	-	-	(2)	-
At 31 December	361	297	204	202
Trade receivables, construction contract assets and deferred divestment consideration are measured at amortised cost (less any expected credit loss allowance) as the Group’s business model is to “hold to collect” contractual cash flows, and the cash flows arising from trade and other receivables are solely payments of principal and interest. The carrying amount of trade receivables, construction contract assets and deferred divestment consideration closely approximate their fair value.
Valuation and qualifying accounts (expected credit loss allowance)
The movements in the expected credit loss allowance for receivables during the financial year were as follows:

	2021 $m	2020 $m	2019 $m
At 1 January	140	133	153
Translation adjustment	(5)	5	(1)
Disposed of during year	(1)	(4)	(34)
Written off during year	(14)	(23)	(29)
Arising on acquisition (note 30)	1	-	1
Net remeasurement of expected credit loss allowance	10	29	43
At 31 December	131	140	133
Given the common profile of CRH’s customers, how customer credit risk is managed at appropriate Group locations, and the breadth and scale of its international operations, a disclosure of concentrations of credit risk by segment best enables users of financial statements to assess CRH’s credit risk exposure. The following table sets out the gross carrying value of trade receivables and construction contract assets and expected credit loss allowance by segment:

	Trade receivables and construction contract assets, gross			Expected credit loss allowance
	2021 $m	2020 $m	2019 $m	2021 $m	2020 $m	2019 $m
Americas Materials	1,735	1,475	1,520	27	34	31
Europe Materials	1,427	1,403	1,379	79	83	78
Building Products (i)	989	830	810	25	23	24
Total Group	4,151	3,708	3,709	131	140	133

(i)	Analysis of Building Products segment by geographic location:

Americas	821	676	662	19	17	18
Europe	168	154	148	6	6	6
Total	989	830	810	25	23	24

Customer
credit risk is managed according to established policies, procedures and controls. Customer credit quality is assessed in line with strict credit rating criteria and credit limits are established where appropriate. Outstanding customer balances are regularly monitored for evidence of customer financial difficulties including payment default, breach of contract etc. Significant balances are reviewed individually while smaller balances are grouped and assessed collectively. Receivables balances are in general unsecured and non-interest-bearing. Customer credit risk arising in the context of the Group’s receivables is not significant and the total expected credit loss allowance for impairment of trade receivables and construction contract assets amounts to
3.2%
of the Group’s gross trade receivables and construction contract assets (2020: 3.8%). The Group considers the ageing of past due receivables a key factor in assessing credit risk. The trade receivables and construction contract assets balances disclosed above comprise a large number of customers spread across the Group’s activities and geographies with balances classified as “not past due” representing
68%
of the total gross trade receivables and construction contract assets balance at the balance sheet date (2020:
66%).
There have been no significant changes to the Group’s credit risk parameters or to the composition of the Group’s trade receivables and construction contract assets portfolio during the financial year.
The Group applies the simplified approach to providing for expected credit losses (ECL) permitted by IFRS 9 which requires expected lifetime losses to be recognised from initial recognition of the receivables. Receivables such as those which relate to bonded government contracts and receivables which fall under credit insurance are considered lower risk and would not attract a material ECL. Given the positive economic outlook (e.g. forecast Gross Domestic Product) for the next 12 months in the majority of the economies in which we operate we consider that our ECL adequately represents the risk of default on our receivable balances.
Trade receivables are written off when there is no reasonable expectation of recovery, such as a debtor failing to engage in a repayment plan with the company. Where recoveries are made, these are recognised in the Consolidated Income Statement.

Aged analysis
The aged analysis of net trade receivables and construction contract assets at the balance sheet date was as follows:

	Americas Materials	Europe Materials	Building Products	Total	Americas Materials	Europe Materials	Building Products	Total
	2021 $m	2021 $m	2021 $m	2021 $m	2020 $m	2020 $m	2020 $m	2020 $m
Not past due	1,139	1,050	626	2,815	956	958	523	2,437
Past due:
- less than 60 days	469	223	227	919	396	310	198	904
- 60 days or greater but less than 120 days	74	44	74	192	65	32	59	156
- 120 days or greater	26	31	37	94	24	20	27	71
Total trade receivables, net	1,708	1,348	964	4,020	1,441	1,320	807	3,568
Trade receivables and construction contract assets are in general receivable within 90 days of the balance sheet date.